Form N-CSR Cover	6 Months Ended
May 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds Developing World Growth and Income Fund
Entity Central Index Key	0001584433
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025